Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 24.6%
Large-Cap 23.1%
Schwab U.S. Large-Cap ETF	99,712	7,658,878
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	6,578	497,560
		8,156,438

International Stocks 9.6%
Developed-Market Large-Cap 9.6%
Schwab International Equity ETF	94,956	3,193,370

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	12,982	596,653

Fixed Income 56.7%
Inflation-Protected Bond 6.4%
Schwab U.S. TIPS ETF	37,721	2,136,140
Intermediate-Term Bond 41.6%
Schwab U.S. Aggregate Bond ETF	258,743	13,824,639
Treasury Bond 8.7%
Schwab Short-Term U.S. Treasury ETF	57,094	2,882,105
		18,842,884

Security	Number of Shares	Value ($)
Money Market Fund 6.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	2,234,101	2,234,995
Total Affiliated Underlying Funds
(Cost $30,561,576)		33,024,340
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Banco Santander
1.56%, 01/02/20 (b)	190,240	190,240
Total Short-Term Investment
(Cost $190,240)		190,240
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab International Equity ETF	$2,447,096	$646,198	($118,611)	($7,293)	$225,980	$3,193,370	94,956	$89,899
Schwab Short-Term U.S. Treasury ETF	2,213,630	758,838	(103,032)	(154)	12,823	2,882,105	57,094	47,184
Schwab U.S. Aggregate Bond ETF	10,633,480	3,677,526	(810,167)	229	323,571	13,824,639	258,743	280,948
Schwab U.S. Large-Cap ETF	5,892,888	1,633,098	(775,638)	40,672	867,858	7,658,878	99,712	108,318
Schwab U.S. REIT ETF	459,317	138,249	(17,962)	752	16,297	596,653	12,982	14,285
Schwab U.S. Small-Cap ETF	353,566	125,067	(19,393)	765	37,555	497,560	6,578	5,352
Schwab U.S. TIPS ETF	1,629,155	524,561	(68,007)	375	50,056	2,136,140	37,721	37,962
Schwab Variable Share Price Money Fund, Ultra Shares	1,518,757	716,051	—	—	187	2,234,995	2,234,101	29,617
Total	$25,147,889	$8,219,588	($1,912,810)	$35,346	$1,534,327	$33,024,340		$613,565
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$33,024,340	$—	$—	$33,024,340
Short-Term Investment[1]	—	190,240	—	190,240
Total	$33,024,340	$190,240	$—	$33,214,580
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 26.2%
Large-Cap 24.6%
Schwab U.S. Large-Cap ETF	183,319	14,080,733
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	12,244	926,136
		15,006,869

International Stocks 10.7%
Developed-Market Large-Cap 10.7%
Schwab International Equity ETF	183,494	6,170,903

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	23,709	1,089,666

Fixed Income 54.3%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	61,093	3,459,697
Intermediate-Term Bond 40.2%
Schwab U.S. Aggregate Bond ETF	431,130	23,035,276
Treasury Bond 8.1%
Schwab Short-Term U.S. Treasury ETF	92,330	4,660,818
		31,155,791

Security	Number of Shares	Value ($)
Money Market Fund 6.2%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	3,543,435	3,544,852
Total Affiliated Underlying Funds
(Cost $52,671,589)		56,968,081
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

Time Deposit 0.0%
JPMorgan Chase Bank
1.56%, 01/02/20 (b)	21,263	21,263
Total Short-Term Investment
(Cost $21,263)		21,263
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab International Equity ETF	$4,859,406	$1,095,138	($163,088)	($12,380)	$391,827	$6,170,903	183,494	$173,909
Schwab Short-Term U.S. Treasury ETF	3,750,598	1,010,865	(120,779)	37	20,097	4,660,818	92,330	75,146
Schwab U.S. Aggregate Bond ETF	18,405,623	5,389,462	(1,301,888)	14,258	527,821	23,035,276	431,130	459,352
Schwab U.S. Large-Cap ETF	11,163,966	2,438,285	(1,115,137)	46,299	1,547,320	14,080,733	183,319	193,562
Schwab U.S. REIT ETF	874,204	189,192	—	—	26,270	1,089,666	23,709	25,769
Schwab U.S. Small-Cap ETF	739,580	155,718	(35,625)	(2,155)	68,618	926,136	12,244	9,935
Schwab U.S. TIPS ETF	2,824,745	670,084	(119,440)	2,821	81,487	3,459,697	61,093	62,074
Schwab Variable Share Price Money Fund, Ultra Shares	2,687,026	857,527	—	—	299	3,544,852	3,543,435	46,900
Total	$45,305,148	$11,806,271	($2,855,957)	$48,880	$2,663,739	$56,968,081		$1,046,647
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$56,968,081	$—	$—	$56,968,081
Short-Term Investment[1]	—	21,263	—	21,263
Total	$56,968,081	$21,263	$—	$56,989,344
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 28.4%
Large-Cap 26.6%
Schwab U.S. Large-Cap ETF	623,506	47,891,496
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	43,905	3,320,974
		51,212,470

International Stocks 12.9%
Developed-Market Large-Cap 11.8%
Schwab International Equity ETF	636,009	21,388,983
Emerging-Market 1.1%
Schwab Emerging Markets Equity ETF	71,744	1,963,633
		23,352,616

Real Assets 2.1%
Real Estate 2.1%
Schwab U.S. REIT ETF	82,901	3,810,130

Fixed Income 50.6%
Inflation-Protected Bond 5.0%
Schwab U.S. TIPS ETF	159,976	9,059,441
Intermediate-Term Bond 38.8%
Schwab U.S. Aggregate Bond ETF	1,306,759	69,820,133
Security	Number of Shares	Value ($)
Treasury Bond 6.8%
Schwab Short-Term U.S. Treasury ETF	242,524	12,242,612
		91,122,186

Money Market Fund 5.5%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	9,892,857	9,896,814
Total Affiliated Underlying Funds
(Cost $166,339,141)		179,394,216
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Banco Santander
1.56%, 01/02/20 (b)	1,383,777	1,383,777
Total Short-Term Investment
(Cost $1,383,777)		1,383,777
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$1,394,708	$467,760	$—	$—	$101,165	$1,963,633	71,744	$62,004
Schwab International Equity ETF	15,284,634	5,267,173	(548,103)	(29,659)	1,414,938	21,388,983	636,009	596,008
Schwab Short-Term U.S. Treasury ETF	8,908,876	3,279,966	—	—	53,770	12,242,612	242,524	192,759
Schwab U.S. Aggregate Bond ETF	50,216,623	19,188,805	(1,208,262)	12,424	1,610,543	69,820,133	1,306,759	1,355,073
Schwab U.S. Large-Cap ETF	34,216,948	11,751,177	(3,540,078)	71,174	5,392,275	47,891,496	623,506	647,983
Schwab U.S. REIT ETF	2,834,412	881,553	—	—	94,165	3,810,130	82,901	89,374
Schwab U.S. Small-Cap ETF	2,361,676	866,113	(156,544)	(12,186)	261,915	3,320,974	43,905	35,103
Schwab U.S. TIPS ETF	6,527,510	2,319,151	—	—	212,780	9,059,441	159,976	158,807
Schwab Variable Share Price Money Fund, Ultra Shares	6,354,397	3,541,605	—	—	812	9,896,814	9,892,857	125,601
Total	$128,099,784	$47,563,303	($5,452,987)	$41,753	$9,142,363	$179,394,216		$3,262,712
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$179,394,216	$—	$—	$179,394,216
Short-Term Investment[1]	—	1,383,777	—	1,383,777
Total	$179,394,216	$1,383,777	$—	$180,777,993
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 36.4%
Large-Cap 33.6%
Schwab U.S. Large-Cap ETF	1,148,920	88,248,545
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	95,044	7,189,128
		95,437,673

International Stocks 17.6%
Developed-Market Large-Cap 15.4%
Schwab International Equity ETF	1,204,844	40,518,904
Emerging-Market 2.2%
Schwab Emerging Markets Equity ETF	206,245	5,644,926
		46,163,830

Real Assets 2.9%
Real Estate 2.9%
Schwab U.S. REIT ETF	163,496	7,514,276

Fixed Income 38.6%
Inflation-Protected Bond 1.9%
Schwab U.S. TIPS ETF	85,913	4,865,253
Intermediate-Term Bond 33.0%
Schwab U.S. Aggregate Bond ETF	1,621,176	86,619,434
Security	Number of Shares	Value ($)
Treasury Bond 3.7%
Schwab Short-Term U.S. Treasury ETF	193,988	9,792,514
		101,277,201

Money Market Fund 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	10,125,865	10,129,915
Total Affiliated Underlying Funds
(Cost $240,805,440)		260,522,895
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Sumitomo Mitsui Trust Bank, Limited
1.56%, 01/02/20 (b)	677,258	677,258
Total Short-Term Investment
(Cost $677,258)		677,258
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,348,735	$2,124,475	($124,379)	($30,050)	$326,145	$5,644,926	206,245	$174,520
Schwab International Equity ETF	23,670,016	14,935,459	(395,224)	(39,096)	2,347,749	40,518,904	1,204,844	1,070,277
Schwab Short-Term U.S. Treasury ETF	5,711,521	4,046,136	—	—	34,857	9,792,514	193,988	134,954
Schwab U.S. Aggregate Bond ETF	51,447,736	35,829,245	(2,303,326)	(13,753)	1,659,532	86,619,434	1,621,176	1,492,974
Schwab U.S. Large-Cap ETF	51,694,471	28,847,500	(1,243,052)	(11,401)	8,961,027	88,248,545	1,148,920	1,094,513
Schwab U.S. REIT ETF	4,454,552	3,021,779	(124,229)	1,761	160,413	7,514,276	163,496	157,717
Schwab U.S. Small-Cap ETF	4,061,884	2,639,280	—	—	487,964	7,189,128	95,044	69,387
Schwab U.S. TIPS ETF	2,867,425	1,902,430	—	—	95,398	4,865,253	85,913	75,747
Schwab Variable Share Price Money Fund, Ultra Shares	5,467,962	4,661,248	—	—	705	10,129,915	10,125,865	111,181
Total	$152,724,302	$98,007,552	($4,190,210)	($92,539)	$14,073,790	$260,522,895		$4,381,270
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$260,522,895	$—	$—	$260,522,895
Short-Term Investment[1]	—	677,258	—	677,258
Total	$260,522,895	$677,258	$—	$261,200,153
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 42.0%
Large-Cap 38.5%
Schwab U.S. Large-Cap ETF	1,780,946	136,794,462
Small-Cap 3.5%
Schwab U.S. Small-Cap ETF	161,825	12,240,443
		149,034,905

International Stocks 21.4%
Developed-Market Large-Cap 18.2%
Schwab International Equity ETF	1,924,026	64,704,994
Emerging-Market 3.2%
Schwab Emerging Markets Equity ETF	411,216	11,254,982
		75,959,976

Real Assets 3.4%
Real Estate 3.4%
Schwab U.S. REIT ETF	258,280	11,870,549

Fixed Income 29.8%
Intermediate-Term Bond 27.7%
Schwab U.S. Aggregate Bond ETF	1,844,722	98,563,497
Treasury Bond 2.1%
Schwab Short-Term U.S. Treasury ETF	146,007	7,370,433
		105,933,930

Security	Number of Shares	Value ($)
Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	9,656,534	9,660,396
Total Affiliated Underlying Funds
(Cost $324,396,809)		352,459,756
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Sumitomo Mitsui Trust Banking, Limited
1.56%, 01/02/20 (b)	1,025,748	1,025,748
Total Short-Term Investment
(Cost $1,025,748)		1,025,748
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,474,175	$4,178,466	$—	$—	$602,341	$11,254,982	411,216	$348,366
Schwab International Equity ETF	36,282,310	25,093,986	(349,267)	(35,121)	3,713,086	64,704,994	1,924,026	1,695,942
Schwab Short-Term U.S. Treasury ETF	4,263,189	3,079,789	—	—	27,455	7,370,433	146,007	102,048
Schwab U.S. Aggregate Bond ETF	56,223,290	40,696,619	(277,968)	251	1,921,305	98,563,497	1,844,722	1,694,733
Schwab U.S. Large-Cap ETF	77,663,945	45,531,293	(202,366)	(7,586)	13,809,176	136,794,462	1,780,946	1,695,608
Schwab U.S. REIT ETF	6,732,389	4,879,147	—	—	259,013	11,870,549	258,280	252,822
Schwab U.S. Small-Cap ETF	6,848,035	4,569,017	—	—	823,391	12,240,443	161,825	121,959
Schwab Variable Share Price Money Fund, Ultra Shares	4,914,787	5,344,915	(600,000)	—	694	9,660,396	9,656,534	105,459
Total	$199,402,120	$133,373,232	($1,429,601)	($42,456)	$21,156,461	$352,459,756		$6,016,937
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$352,459,756	$—	$—	$352,459,756
Short-Term Investment[1]	—	1,025,748	—	1,025,748
Total	$352,459,756	$1,025,748	$—	$353,485,504
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 46.0%
Large-Cap 41.8%
Schwab U.S. Large-Cap ETF	1,115,909	85,712,971
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	113,780	8,606,319
		94,319,290

International Stocks 24.5%
Developed-Market Large-Cap 20.3%
Schwab International Equity ETF	1,236,743	41,591,667
Emerging-Market 4.2%
Schwab Emerging Markets Equity ETF	313,253	8,573,735
		50,165,402

Real Assets 3.7%
Real Estate 3.7%
Schwab U.S. REIT ETF	167,028	7,676,607

Fixed Income 22.7%
Intermediate-Term Bond 21.4%
Schwab U.S. Aggregate Bond ETF	817,984	43,704,885
Treasury Bond 1.3%
Schwab Short-Term U.S. Treasury ETF	53,798	2,715,723
		46,420,608

Security	Number of Shares	Value ($)
Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	4,066,796	4,068,422
Total Affiliated Underlying Funds
(Cost $184,348,352)		202,650,329
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Banking Corp.
1.56%, 01/02/20 (b)	1,257,185	1,257,185
Total Short-Term Investment
(Cost $1,257,185)		1,257,185
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,367,606	$2,869,959	($118,467)	($25,810)	$480,447	$8,573,735	313,253	$263,220
Schwab International Equity ETF	25,525,289	14,173,500	(548,315)	(30,078)	2,471,271	41,591,667	1,236,743	1,113,406
Schwab Short-Term U.S. Treasury ETF	1,703,700	1,002,526	—	—	9,497	2,715,723	53,798	38,845
Schwab U.S. Aggregate Bond ETF	27,132,825	15,996,809	(312,080)	(3,591)	890,922	43,704,885	817,984	779,534
Schwab U.S. Large-Cap ETF	53,041,735	26,147,424	(2,374,333)	(10,149)	8,908,294	85,712,971	1,115,909	1,093,802
Schwab U.S. REIT ETF	4,759,741	2,837,695	(98,729)	470	177,430	7,676,607	167,028	164,347
Schwab U.S. Small-Cap ETF	5,427,967	2,701,013	(150,645)	(2,480)	630,464	8,606,319	113,780	89,607
Schwab Variable Share Price Money Fund, Ultra Shares	2,330,369	1,937,753	(200,000)	—	300	4,068,422	4,066,796	45,578
Total	$125,289,232	$67,666,679	($3,802,569)	($71,638)	$13,568,625	$202,650,329		$3,588,339
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$202,650,329	$—	$—	$202,650,329
Short-Term Investment[1]	—	1,257,185	—	1,257,185
Total	$202,650,329	$1,257,185	$—	$203,907,514
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 50.0%
Large-Cap 44.9%
Schwab U.S. Large-Cap ETF	1,477,570	113,492,152
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF	170,169	12,871,583
		126,363,735

International Stocks 27.6%
Developed-Market Large-Cap 22.4%
Schwab International Equity ETF	1,677,717	56,421,623
Emerging-Market 5.2%
Schwab Emerging Markets Equity ETF	479,887	13,134,507
		69,556,130

Real Assets 4.1%
Real Estate 4.1%
Schwab U.S. REIT ETF	222,962	10,247,334

Fixed Income 16.5%
Intermediate-Term Bond 15.7%
Schwab U.S. Aggregate Bond ETF	743,309	39,715,000
Treasury Bond 0.8%
Schwab Short-Term U.S. Treasury ETF	40,240	2,031,315
		41,746,315

Security	Number of Shares	Value ($)
Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	3,276,728	3,278,039
Total Affiliated Underlying Funds
(Cost $228,827,264)		251,191,553
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
JPMorgan Chase Bank
1.56%, 01/02/20 (b)	1,330,289	1,330,289
Total Short-Term Investment
(Cost $1,330,289)		1,330,289
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,516,266	$4,943,521	$—	$—	$674,720	$13,134,507	479,887	$396,575
Schwab International Equity ETF	31,657,416	21,555,981	—	—	3,208,226	56,421,623	1,677,717	1,474,136
Schwab Short-Term U.S. Treasury ETF	1,153,316	870,141	—	—	7,858	2,031,315	40,240	29,243
Schwab U.S. Aggregate Bond ETF	22,575,842	16,637,791	(280,188)	8,454	773,101	39,715,000	743,309	686,079
Schwab U.S. Large-Cap ETF	64,092,792	37,953,804	—	—	11,445,556	113,492,152	1,477,570	1,421,172
Schwab U.S. REIT ETF	5,845,788	4,170,173	—	—	231,373	10,247,334	222,962	223,217
Schwab U.S. Small-Cap ETF	7,298,035	4,896,485	(199,640)	(13,532)	890,235	12,871,583	170,169	129,026
Schwab Variable Share Price Money Fund, Ultra Shares	1,671,284	1,706,519	(100,000)	—	236	3,278,039	3,276,728	35,020
Total	$141,810,739	$92,734,415	($579,828)	($5,078)	$17,231,305	$251,191,553		$4,394,468
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$251,191,553	$—	$—	$251,191,553
Short-Term Investment[1]	—	1,330,289	—	1,330,289
Total	$251,191,553	$1,330,289	$—	$252,521,842
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 52.9%
Large-Cap 47.1%
Schwab U.S. Large-Cap ETF	901,072	69,211,340
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF	112,178	8,485,144
		77,696,484

International Stocks 30.0%
Developed-Market Large-Cap 23.9%
Schwab International Equity ETF	1,045,221	35,150,782
Emerging-Market 6.1%
Schwab Emerging Markets Equity ETF	327,207	8,955,656
		44,106,438

Real Assets 4.4%
Real Estate 4.4%
Schwab U.S. REIT ETF	141,146	6,487,070

Fixed Income 11.4%
Intermediate-Term Bond 10.9%
Schwab U.S. Aggregate Bond ETF	299,271	15,990,050
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	14,138	713,686
		16,703,736

Security	Number of Shares	Value ($)
Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	1,027,651	1,028,062
Total Affiliated Underlying Funds
(Cost $132,064,324)		146,021,790
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Trust Bank, Limited
1.56%, 01/02/20 (b)	867,448	867,448
Total Short-Term Investment
(Cost $867,448)		867,448
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,164,337	$3,417,336	($82,762)	($16,684)	$473,429	$8,955,656	327,207	$270,923
Schwab International Equity ETF	20,135,524	13,350,316	(331,011)	(21,340)	2,017,293	35,150,782	1,045,221	924,044
Schwab Short-Term U.S. Treasury ETF	450,355	260,882	—	—	2,449	713,686	14,138	10,264
Schwab U.S. Aggregate Bond ETF	9,258,453	6,410,404	—	—	321,193	15,990,050	299,271	280,499
Schwab U.S. Large-Cap ETF	39,719,387	22,642,658	(204,854)	(1,498)	7,055,647	69,211,340	901,072	864,210
Schwab U.S. REIT ETF	3,692,933	2,649,083	—	—	145,054	6,487,070	141,146	138,565
Schwab U.S. Small-Cap ETF	4,840,485	3,057,759	—	—	586,900	8,485,144	112,178	85,271
Schwab Variable Share Price Money Fund, Ultra Shares	565,609	462,371	—	—	82	1,028,062	1,027,651	11,859
Total	$83,827,083	$52,250,809	($618,627)	($39,522)	$10,602,047	$146,021,790		$2,585,635
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$146,021,790	$—	$—	$146,021,790
Short-Term Investment[1]	—	867,448	—	867,448
Total	$146,021,790	$867,448	$—	$146,889,238
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 54.4%
Large-Cap 48.2%
Schwab U.S. Large-Cap ETF	979,748	75,254,444
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	127,424	9,638,351
		84,892,795

International Stocks 31.5%
Developed-Market Large-Cap 24.8%
Schwab International Equity ETF	1,151,603	38,728,409
Emerging-Market 6.7%
Schwab Emerging Markets Equity ETF	379,997	10,400,518
		49,128,927

Real Assets 4.5%
Real Estate 4.5%
Schwab U.S. REIT ETF	153,098	7,036,384

Fixed Income 8.5%
Intermediate-Term Bond 8.1%
Schwab U.S. Aggregate Bond ETF	237,702	12,700,418
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	11,022	556,390
		13,256,808

Security	Number of Shares	Value ($)
Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	610,853	611,097
Total Affiliated Underlying Funds
(Cost $140,661,698)		154,926,011
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Banco Santander
1.56%, 01/02/20 (b)	793,889	793,889
Total Short-Term Investment
(Cost $793,889)		793,889
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,007,764	$3,843,559	$—	$—	$549,195	$10,400,518	379,997	$314,816
Schwab International Equity ETF	21,820,941	14,646,414	—	—	2,261,054	38,728,409	1,151,603	1,015,042
Schwab Short-Term U.S. Treasury ETF	345,357	209,022	—	—	2,011	556,390	11,022	7,655
Schwab U.S. Aggregate Bond ETF	7,211,320	5,242,084	—	—	247,014	12,700,418	237,702	221,614
Schwab U.S. Large-Cap ETF	42,855,342	24,693,348	—	—	7,705,754	75,254,444	979,748	945,866
Schwab U.S. REIT ETF	4,015,850	2,858,388	—	—	162,146	7,036,384	153,098	152,709
Schwab U.S. Small-Cap ETF	5,488,386	3,467,188	—	—	682,777	9,638,351	127,424	97,106
Schwab Variable Share Price Money Fund, Ultra Shares	333,609	277,438	—	—	50	611,097	610,853	7,143
Total	$88,078,569	$55,237,441	$—	$—	$11,610,001	$154,926,011		$2,761,951
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$154,926,011	$—	$—	$154,926,011
Short-Term Investment[1]	—	793,889	—	793,889
Total	$154,926,011	$793,889	$—	$155,719,900
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 55.6%
Large-Cap 49.1%
Schwab U.S. Large-Cap ETF	573,864	44,078,494
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	77,036	5,827,003
		49,905,497

International Stocks 32.7%
Developed-Market Large-Cap 25.6%
Schwab International Equity ETF	682,902	22,965,994
Emerging-Market 7.1%
Schwab Emerging Markets Equity ETF	232,900	6,374,473
		29,340,467

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	91,997	4,228,182

Fixed Income 6.3%
Intermediate-Term Bond 6.0%
Schwab U.S. Aggregate Bond ETF	101,077	5,400,544
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	4,380	221,103
		5,621,647

Security	Number of Shares	Value ($)
Money Market Funds 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.69% (a)	126,103	126,154
Total Affiliated Underlying Funds
(Cost $80,802,623)		89,221,947
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
National Australia Bank
1.56%, 01/02/20 (b)	573,574	573,574
Total Short-Term Investment
(Cost $573,574)		573,574
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,604,804	$2,437,350	$—	$—	$332,319	$6,374,473	232,900	$193,541
Schwab International Equity ETF	12,857,357	8,789,039	—	—	1,319,598	22,965,994	682,902	600,408
Schwab Short-Term U.S. Treasury ETF	115,989	104,105	—	—	1,009	221,103	4,380	3,065
Schwab U.S. Aggregate Bond ETF	3,046,601	2,249,800	—	—	104,143	5,400,544	101,077	93,369
Schwab U.S. Large-Cap ETF	24,735,389	14,875,014	—	—	4,468,091	44,078,494	573,864	549,583
Schwab U.S. REIT ETF	2,384,292	1,754,831	—	—	89,059	4,228,182	91,997	89,852
Schwab U.S. Small-Cap ETF	3,262,095	2,160,470	—	—	404,438	5,827,003	77,036	58,455
Schwab Variable Share Price Money Fund, Ultra Shares	—	126,141	—	—	13	126,154	126,103	1,151
Total	$50,006,527	$32,496,750	$—	$—	$6,718,670	$89,221,947		$1,589,424
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$89,221,947	$—	$—	$89,221,947
Short-Term Investment[1]	—	573,574	—	573,574
Total	$89,221,947	$573,574	$—	$89,795,521
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 56.6%
Large-Cap 49.8%
Schwab U.S. Large-Cap ETF	659,535	50,658,883
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	90,768	6,865,692
		57,524,575

International Stocks 33.6%
Developed-Market Large-Cap 26.1%
Schwab International Equity ETF	789,868	26,563,261
Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF	276,830	7,576,837
		34,140,098

Real Assets 4.8%
Real Estate 4.8%
Schwab U.S. REIT ETF	106,566	4,897,773

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	82,504	4,408,189
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	3,064	154,671
		4,562,860
Total Affiliated Underlying Funds
(Cost $91,142,072)		101,125,306
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Banco Santander
1.56%, 01/02/20 (a)	363,724	363,724
Total Short-Term Investment
(Cost $363,724)		363,724
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 12/31/19	Balance of Shares Held at 12/31/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$4,418,865	$2,751,057	$—	$—	$406,915	$7,576,837	276,830	$233,946
Schwab International Equity ETF	15,213,216	9,756,523	—	—	1,593,522	26,563,261	789,868	704,531
Schwab Short-Term U.S. Treasury ETF	98,623	55,390	—	—	658	154,671	3,064	2,477
Schwab U.S. Aggregate Bond ETF	2,510,837	1,808,889	—	—	88,463	4,408,189	82,504	77,639
Schwab U.S. Large-Cap ETF	29,060,265	16,370,124	(83,759)	531	5,311,722	50,658,883	659,535	647,340
Schwab U.S. REIT ETF	2,811,530	1,974,773	—	—	111,470	4,897,773	106,566	106,298
Schwab U.S. Small-Cap ETF	3,964,891	2,406,576	—	—	494,225	6,865,692	90,768	70,318
Total	$58,078,227	$35,123,332	($83,759)	$531	$8,006,975	$101,125,306		$1,842,549
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2060 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$101,125,306	$—	$—	$101,125,306
Short-Term Investment[1]	—	363,724	—	363,724
Total	$101,125,306	$363,724	$—	$101,489,030
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab Target Index Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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